As filed with the Securities and Exchange Commission on June 12, 2015

Securities Act File No. 333-148826
Investment Company Act File No. 811-22175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post Effective Amendment No. 247	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 248	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST
 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Address of Principal Executive Offices)

(303) 623-2577
  Registrant’s Telephone Number

Abigail Murray, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
   (Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
 New York, New York 10036

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On June 26, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 221 to its Registration Statement until June 26, 2015.  Parts A and B of Registrant’s Post-Effective Amendment No. 221 under the Securities Act of 1933 and Amendment No. 222 under the Investment Company Act of 1940, filed on January 6, 2015, are incorporated by reference herein.

Item 28.	Exhibits

(a)	(1)	Certificate of Trust of Registrant dated September 13, 2007.(1)

	(2)	Declaration of Trust of Registrant dated September 13, 2007.(2)

(b)		By-Laws of Registrant dated September 13, 2007.(2)

(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a) of this filing).

(d)	(1)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Cohen & Steers Global Realty Majors ETF.(13)

	(2)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Equal Sector Weight ETF.(13)

	(3)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(13)

	(4)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Alerian MLP ETF.(13)

	(5)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the RiverFront Strategic Income Fund.(17)

	(6)	Form of Sub-Advisory Agreement between the Trust and RiverFront Investment Group, LLC with respect to the RiverFront Strategic Income Fund.(17)

	(7)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the U.S. Equity High Volatility Put Write Index Fund.(12)

	(8)	Form of Sub-Advisory Agreement between ALPS Advisors, Inc. and Rich Investment Solutions, LLC with respect to the U.S. Equity High Volatility Put Write Index Fund.(12)

(9)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sector Dividend Dogs ETF.(9)

(10)
Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF.(11)

(11)
Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(12)
Form of Amendment to Sub-Advisory Agreement between ALPS Advisors, Inc. and Rich Investment Solutions LLC, with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(13)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Barron’s 400 ETF.(15)

(14)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(15)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(16)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Workplace Equality Portfolio.(19)

(17)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Emerging Sector Dividend Dogs ETF.(20)

(18)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sprott Gold Miners ETF.(22)

(19)	Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Alerian MLP ETF.(22)

	(20)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(23)

	(21)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Medical Breakthroughs ETF.(24)

	(22)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF (27).

	(23)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS MSCI Emerging Markets Equal Sector Weighted ETF (27).

	(24)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sprott Junior Gold Miners ETF (25).

	(25)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

	(26)	Form of Sub-Advisory Agreement between the Trust and Rich Investment Solutions LLC, with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

	(27)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Equal Sector Weight ETF (26).

	(28)	Fee Waiver Letter Agreement between the Trust and RiverFront Investment Group, LLC with respect to the RiverFront Strategic Income Fund (26).

(29)
Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Sector Leaders ETF and the ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(e)	(1)	Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc.(13)

(2)	Form of Authorized Participant Agreement.(13)

(3)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(4)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the RiverFront Strategic Income Fund.(17)

(5)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(6)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(7)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Sprott Gold Miners ETF.(22)

(8)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(23)

(10)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Medical Breakthroughs ETF.(24)
(9)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (27).

(11)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Sprott Junior Gold Miners ETF (25).

(12)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

(13)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(f)		None.

(g)	(1)	Custody Agreement between the Trust and The Bank of New York.(4)

	(2)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York with respect to the ALPS Equal Sector Weight ETF.(3)

	(3)	Foreign Custody Manager Agreement between the Trust and The Bank of New York.(4)

	(4)	Amendment to Custody Agreement between the Trust and The Bank of New York with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

(5)
Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

	(6)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Alerian MLP ETF and the RiverFront Strategic Income Fund.(6)

	(7)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Alerian MLP ETF and the RiverFront Strategic Income Fund.(6)

	(8)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Sector Dividend Dogs ETF.(9)

	(9)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Sector Dividend Dogs ETF.(9)

(10)
Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the VelocityShares Tail Risk Hedged Large Cap ETF, VelocityShares Volatility Hedged Large Cap ETF, NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund and U.S. Equity High Volatility Put Write Index Fund.(10).

(11)
Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the VelocityShares Tail Risk Hedged Large Cap ETF, VelocityShares Volatility Hedged Large Cap ETF, NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund and U.S. Equity High Volatility Put Write Index Fund.(10)

(12)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Barron’s 400 ETF.(15)

(13)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Barron’s 400 ETF.(15)

(14)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(15)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(16)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the RiverFront Strategic Income Fund.(17)

(17)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the RiverFront Strategic Income Fund.(17)

(18)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(19)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(20)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(21)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(22)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Sprott Gold Miners ETF.(22)

(23)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Sprott Gold Miners ETF.(22)

(24)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Stoxx Europe 600 ETF.(23)

(25)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Stoxx Europe 600 ETF.(23)

(26)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Medical Breakthroughs ETF.(24)

(27)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Medical Breakthroughs ETF.(24)

(28)
Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (27).

(29)
Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (27).

	(30)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Sprott Junior Gold Miners ETF (25).

	(31)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Sprott Junior Gold Miners ETF (25).

	(32)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

	(33)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

	(34)	Form of Master Custodian Agreement with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(h)	(1)	Administration Agreement between the Trust and ALPS Fund Services, Inc.(4)

	(2)	Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Equal Sector Weight ETF.(3)

	(3)	Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

	(4)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Alerian MLP ETF.(6)

	(5)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the RiverFront Strategic Income Fund.(17)

(6)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the U.S. Equity High Volatility Put Write Index Fund.(12)

(7)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sector Dividend Dogs ETF.(9)

(8)
Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF.(11)

(9)
Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(10)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Barron’s 400 ETF.(15)

(11)	Form of Administration Agreement between the Trust and ALPS Fund Services with respect to ALPS International Sector Dividend Dogs ETF.(16)

(12)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(13)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Workplace Equality Portfolio.(19)

(14)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Emerging Sector Dividend Dogs ETF.(20)

(15)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sprott Gold Miners ETF.(22)

(16)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(23)

(17)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Medical Breakthroughs ETF.(24)

(18)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF (27).

(19)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS MSCI Emerging Markets Equal Sector Weighted ETF (27)

(20)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sprott Junior Gold Miners ETF (25).

(21)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

(22)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(23)	Transfer Agency Services Agreement between the Trust and The Bank of New York.(4)

(24)	Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York with respect to the ALPS Equal Sector Weight ETF.(3)

(25)
Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York with respect to the Global Commodity Equity ETF(f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

(26)	Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York Mellon with respect to the Alerian MLP ETF.(6)

(27)	Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York Mellon with respect to the Sector Dividend Dogs ETF.(9)

(28)
Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York Mellon with respect to the VelocityShares Tail Risk Hedged Large Cap ETF, VelocityShares Volatility Hedged Large Cap ETF, NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund and U.S. Equity High Volatility Put Write Index Fund.(10)

(29)	Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York Mellon with respect to the Barron’s 400 ETF.(15)

(30)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(31)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the RiverFront Strategic Income Fund.(17)

(32)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(33)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(34)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the Sprott Gold Miners ETF.(22)

(35)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Stoxx Europe 600 ETF.(23)

(36)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Medical Breakthroughs ETF.(24)

(37)
Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (27).

(38)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the Sprott Junior Gold Miners ETF (25).

(39)
Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

(40)	Form of Transfer Agency and Service Agreement with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(41)	Fund Accounting Agreement between the Trust and The Bank of New York.(4)

(42)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York with respect to the ALPS Equal Sector Weight ETF.(3)

(43)	Amendment to Fund Accounting Agreement between the Trust and The Bank of New York with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund.(5)

(44)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the Alerian MLP ETF.(6)

(45)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the Sector Dividend Dogs ETF.(9)

(46)
Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the VelocityShares Tail Risk Hedged Large Cap ETF, VelocityShares Volatility Hedged Large Cap ETF, NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund and U.S. Equity High Volatility Put Write Index Fund. (10)

(47)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the Barron’s 400 ETF.(15)

(48)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(49)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the RiverFront Strategic Income Fund.(17)

(50)	Form of Amendment to Fund Accounting Agreement between the Trust and Bank of New York Mellon with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(51)	Form of Amendment to Fund Accounting Agreement between the Trust and Bank of New York Mellon with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(52)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the Sprott Gold Miners ETF.(21)

(53)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Stoxx Europe 600 ETF.(23)

(54)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Medical Breakthroughs ETF.(24)

(55)
Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (27).

(56)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the Sprott Junior Gold Miners ETF (25).

(57)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

	(58)	Form of Fund Accounting and Services Agreement with respect to ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

	(56)	Form of Chief Compliance Officer Services Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Barron’s 400 ETF.(15)

(i)	(1)
Opinion and Consent of Dechert LLP with respect to Cohen & Steers Global Realty Majors ETF, ALPS Equal Sector Weight ETF, Global Commodity Equity ETF, U.S. Equity High Volatility Put Write Index Fund, Janus Velocity Volatility Hedged Large Cap ETF (formerly known as VelocityShares Volatility Hedged Large Cap ETF), Janus Velocity Tail Risk Hedged Large Cap ETF (formerly known as VelocityShares Tail Risk Hedged Large Cap ETF), Barron’s 400 ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, RiverFront Strategic Income Fund, Alerian MLP ETF, Alerian Energy Infrastructure ETF, Sprott Gold Miners ETF, Workplace Equality Portfolio, ALPS Stoxx Europe 600 ETF and ALPS Medical Breakthroughs ETF (26).

	(2)	Opinion and Consent of Dechert LLP with respect to ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (27)

	(3)	Opinion and Consent of Dechert LLP with respect to ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(j)	(1)
Consent of independent registered public accounting firm with respect to the Cohen & Steers Global Realty Majors ETF, ALPS Equal Sector Weight ETF, Global Commodity Equity ETF, U.S. Equity High Volatility Put Write Index Fund, Janus Velocity Volatility Hedged Large Cap ETF (formerly known as VelocityShares Volatility Hedged Large Cap ETF), Janus Velocity Tail Risk Hedged Large Cap ETF (formerly known as VelocityShares Tail Risk Hedged Large Cap ETF), Barron’s 400 ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, RiverFront Strategic Income Fund, Alerian MLP ETF, Alerian Energy Infrastructure ETF, Sprott Gold Miners ETF, Workplace Equality Portfolio, andALPS Stoxx Europe 600 ETF (26).

(k)		Not applicable.

(l)		Not applicable.

(m)		Not applicable.

(n)		Not applicable.

(p)	(1)	Code of Ethics for the Trust.(2)

	(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of December 19, 2014 (26)

	(3)	Amended Code of Ethics for Riverfront Investment Group, LLC.(23)

	(4)	Code of Ethics for Rich Investment Solutions, LLC.(13)

(q)		Powers of Attorney for Mary K. Anstine, Jeremy W. Deems, and Rick A. Pederson.(filed herewith)

(1)	Previously filed as an exhibit to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 23, 2008.
(2)	Previously filed as an exhibit to the Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on May 1, 2008.
(3)	Previously filed as an exhibit to the Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 13, 2009.
(4)	Previously filed as an exhibit to the Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 29, 2009.
(5)	Previously filed as an exhibit to the Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 15, 2009.

(6)	Previously filed as an exhibit to the Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on August 10, 2010.
(7)	Previously filed as an exhibit to the Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 29, 2011.
(8)	Previously filed as an exhibit to the Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 29, 2012.
(9)	Previously filed as an exhibit to the Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 26, 2012.
(10)	Previously filed as an exhibit to the Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 14, 2012.
(11)	Previously filed as an exhibit to the Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 22, 2013.
(12)	Previously filed as an exhibit to the Post-Effective Amendment No. 136 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 22, 2013.
(13)	Previously filed as an exhibit to the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 29, 2013.
(14)	Previously filed as an exhibit to the Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 16, 2013.
(15)	Previously filed as an exhibit to the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on May 24, 2013.
(16)	Previously filed as an exhibit to the Post-Effective Amendment No. 169 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 25, 2013.
(17)	Previously filed as an exhibit to the Post-Effective Amendment No. 178 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on September 27, 2013.
(18)	Previously filed as an exhibit to the Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on October 30, 2013.
(19)	Previously filed as an exhibit to the Post-Effective Amendment No. 191 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 31, 2014.
(20)	Previously filed as an exhibit to the Post-Effective Amendment No. 194 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on February 12, 2014.

(21)	Previously filed as an exhibit to the Post-Effective Amendment No. 198 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 28, 2014.
(22)	Previously filed as an exhibit to the Post-Effective Amendment No. 204 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 30, 2014.
(23)	Previously filed as an exhibit to the Post-Effective Amendment No. 211 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on October 10, 2014.
(24)	Previously filed as an exhibit to the Post-Effective Amendment No. 219 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 29, 2014.
(25)	Previously filed as an exhibit to the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 13, 2015.
(26)	Previously filed as an exhibit to the Post-Effective Amendment No. 234 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 30, 2015.
(27)	Previously filed as an exhibit to the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 23, 2015.

Item 29.	Persons Controlled by or under Common Control with Registrant.

None.

Item 30.	Indemnification.

Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to a Declaration of Trust, dated September 13, 2007 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a)            For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)            With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)            In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

(a)            Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b)            A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(a)            A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(b)            “Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(c)            “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31.	Business and Other Connections of Investment Advisers

ALPS ADVISORS, INC.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director
President and Director, ALPS Holdings, Inc. and Director, Boston Financial Data Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.
Fund Servicing
Thomas A. Carter	President, Director	See Trustee and Officer Table in the SAI	Fund Servicing
Jeremy O. May	Executive Vice President, Director	President and Director, ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director, ALPS Holdings, Inc. and Director, and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	Senior Vice President CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Senior Vice President, Chief Technology Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Eric T. Parsons	Vice President, Controller, Assistant Treasurer
Vice President, Corporate Controller, ALPS Holdings, Inc., Vice President, Assistant Treasurer  and Controller, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.
Fund Servicing

Patrick Buchanan	Vice President, Advisory Operations	See Trustee and Officer Table in the SAI	Fund Servicing
Randall D. Young	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Gregg Wm. Givens	Vice President, Treasurer Assistant Secretary	Vice President, Treasurer, Assistant Secretary, ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. , Assistant Treasurer, ALPS Holdings, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Not Applicable
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable
Michael Akins	Senior Vice President, Index Management	Not Applicable	Not Applicable
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	Senior Vice President, General Counsel and Assistant Secretary of ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Troy A. Duran	Senior Vice President, Chief Financial Officer	Senior Vice President, Chief Financial Officer of ALPS Holdings, Inc.	Fund Servicing
Erin D. Nelson	Vice President, Attorney	Vice President, Attorney of ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Wyck Brown	Senior Vice President	Not Applicable	Not Applicable
Dennis P. Emmanuel	Director of ETF and Closed-End Strategy	Not Applicable	Not Applicable
Hilary Quinn	Vice President	Vice President, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

Jennifer Craig	Assistant Vice President	Assistant Vice President, ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

*	The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

RIVERFRONT INVESTMENTS, LLC

Name*	Position with RiverFront Investments LLC	Other Business Connections	Type of Business
Paul Michael Jones, CFA	Chairman, Chief Investment Officer	None	N/A
Rod Smyth	Chief Investment Strategist	Virginia Retirement System (VRS) – Chairman, Investment Advisory Committee	Financial Services
Doug Sandler, CFA	Chief Equity Officer	None	N/A
Peter J. Quinn, Jr	President & Chief Operating Officer	None	N/A
Karrie Southall, CIPM	Chief Compliance Officer and Director of Operations & Trading	None	N/A
Timothy Anderson, CFA	Chief Fixed Income Officer	None	N/A
Samuel Turner, CMT	Director of US Equity	None	N/A
Paul Louie	Director of US Equity	None	N/A
Adam Grossman, CFA	Director of Tactical Strategies	None	N/A
William Ryder, CFA, CMT	Director of Quantitative Strategy	None	N/A
Chris Konstantinos, CFA	Director of International Portfolio Management	None	N/A
Kevin Nicholson	Director of Portfolio Risk Strategy	None	N/A

Deva Meenakshisundaram, FRM	Director of Asset Allocation Research	None	N/A

*	The principal business address for each of the RiverFront representatives is: 1214 East Cary Street, Richmond, VA 23219.

RICH INVESTMENT SOLUTIONS, LLC

Name*	Position with Rich Investment Solutions, LLC	Other Business Connections	Type of Business
Kevin Rich	President and Chief Compliance Officer	None	Investment Advisory
Jeff Klearman	Chief Investment Officer	None	Investment Advisory

*	The principal business address for Rich Investment Solutions, LLC is 845 Third Avenue, 6th Floor, New York, NY 10022.

Item 32.	Principal Underwriters.

ALPS Portfolio Solutions Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Variable Investment Trust, Financial Investors Trust, and Select Sector SPDRs Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	See Trustee and Officer Table in SAI
Jeremy O. May	Director	None
Thomas A. Carter	President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None

Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Daniel Dolan	Senior Vice President	None
Erin D. Nelson	Vice President, Attorney	None
Liza Orr	Vice President, Attorney	None
Terence Digan	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	Assistant Secretary

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	The principal business address for Messrs. Givens, Young and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following offices: (1) ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (2) ALPS Advisors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203; (3) The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286; (4) RiverFront Investments, LLC, 9011 Arboretum Parkway, Suite 110, Richmond, VA 23236; and (5) Rich Investment Solutions, LLC, 845 Third Avenue, 6th Floor, New York, NY 10022.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 247 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 12th day of June, 2015.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	June 12, 2015
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	June 12, 2015
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	June 12, 2015
Rick A. Pederson*

/s/ Thomas A. Carter	Trustee and President	June 12, 2015
Thomas A. Carter

/s/ Patrick D. Buchanan	Treasurer	June 12, 2015
Patrick D. Buchanan

*	Signature affixed by Abigail Murray pursuant to a power of attorney dated June 8, 2015.

EXHIBIT INDEX

Exhibits
(q)	Powers of Attorney for Mary K. Anstine, Jeremy W. Deems, and Rick A. Pederson